Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment

Property and equipment consist of the following:

	June 30, 2013	December 31, 2012

Computer equipment	$94,314	$92,318
Furniture and fixtures	46,523	42,736
Scientific equipment	2,827,136	2,824,076
Leasehold improvements	319,553	319,553

	3,287,526	3,278,683
Less accumulated depreciation	(3,231,509)	(3,220,417)

	$56,017	$58,266

Property and equipment consist of the following:

	December 31
	2012	2011

Computer equipment	$92,318	$107,940
Furniture and fixtures	42,736	42,736
Scientific equipment	2,824,076	2,786,539
Leasehold improvements	319,553	319,553

	3,278,683	3,256,768
Less accumulated depreciation	(3,220,417)	(3,189,712)

	$58,266	$67,056